FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Convertible Notes
The following presents the levels of the fair value hierarchy for the Company’s derivative warrant liabilities and the Convertible Notes by issuance date measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021 (in thousands):

	June 30, 2022
		Fair value hierarchy
	Principal	Level 1	Level 2	Level 3	Fair value
Derivative warrant liabilities:
Public Warrants	$—	$3,364	$—	$—	$3,364
Private Placement Warrants	—	—	2,444	—	2,444

Total derivative warrant liabilities	—	3,364	2,444	—	5,808

Convertible notes:
April 19, 2021 1	$94,186	$—	$—	$172,610	$172,610
April 21, 2021 1	5,291	—	—	9,697	9,697
April 23, 2021 1	47,622	—	—	87,275	87,275
April 26, 2021 1	80,429	—	—	147,398	147,398
August 20, 2021 2	52,122	—	—	49,635	49,635
September 10, 2021 2	15,559	—	—	15,272	15,272
September 23, 2021 2	77,825	—	—	76,393	76,393
September 24, 2021 2	61,825	—	—	60,687	60,687
September 27, 2021 2	2,034	—	—	1,996	1,996
October 1, 2021 2	89,269	—	—	87,627	87,627
November 10, 2021 2	10,119	—	—	9,933	9,933
Accrued PIK interest 1,2,3	—	—	—	8,031	8,031

Total convertible notes	536,281	—	—	726,554	726,554

Total liabilities measured at fair value on a recurring basis	$536,281	$3,364	$2,444	$726,554	$732,362

	December 31, 2021
		Fair value hierarchy
	Principal	Level 1	Level 2	Level 3	Fair value
Convertible notes:
April 19, 2021 1	$91,430	$—	$—	$101,078	$101,078
April 21, 2021 1	5,137	—	—	5,674	5,674
April 23, 2021 1	46,229	—	—	51,062	51,062
April 26, 2021 1	78,075	—	—	86,165	86,165
August 20, 2021 2	50,597	—	—	50,941	50,941
September 10, 2021 2	16,110	—	—	16,472	16,472
September 23, 2021 2	76,051	—	—	77,559	77,559
September 24, 2021 2	60,016	—	—	61,179	61,179
September 27, 2021 2	1,974	—	—	2,012	2,012
October 1, 2021 2	86,655	—	—	87,150	87,150
November 10, 2021 2	9,823	—	—	9,819	9,819
Accrued PIK interest 1,2,4	—	—	—	7,896	7,896

Total convertible notes	$522,097	$—	$—	$557,007	$557,007

1	Secured Convertible Notes (includes principal balance at issuance and PIK interest) which considers the minimum payoff at maturity of two times the face value of the note plus accrued interest.
2	Other Convertible Notes (other than the Secured Convertible notes) which considers the minimum payoff at maturity of one times the face value of the note plus accrued interest.
3	Represents PIK interest accrued as of June 30, 2022 which will be recorded as additional principal for each respective convertible note on July 1, 2022.
4	Represents PIK interest accrued as of December 31, 2021 which will be recorded as additional principal for each respective convertible note on January 1, 2022.
Level 3 Recurring Fair Value Measurements
The following presents a rollforward of the activity for the Convertible Notes measured at fair value on a recurring basis using level 3 inputs as of June 30, 2022 (in thousands):

Convertible Notes (Level 3)
Balance at December 31, 2021	$557,007
Issuances (including PIK principal recorded)	7,896
Settlements (including interest payments, PIK principal recorded and conversions)	(13,123)
Unrealized losses	371,951

Balance at March 31, 2022	923,731
Issuances (including PIK principal recorded)	7,851
Settlements (including interest payments, PIK principal recorded and conversions)	(14,772)
Unrealized gains	(190,256)

Balance at June 30, 2022	$726,554

Schedule of Convertible Debt Fair Value Measurement Input	The following presents significant Level 3 unobservable inputs used to measure the fair value of certain convertible notes as of June 30, 2022 (dollars in thousands):

	Fair value	Unobservable Input	Low	High	Weighted Average 1
Convertible Notes	$726,554	Expected term (years)	2.80	2.80	2.80
		Volatility	46.3%	46.3%	46.3%

1	Weighted average based on the fair value of convertible notes.

Schedule of Digital Currency Assets	Digital assets are available for use, if needed, for current operations and are classified as current assets on the Consolidated Balance Sheets, the details of which are presented below (in thousands).

	June 30 2022	December 31 2021
Bitcoin (BTC)	$37,646	$224,843
Ethereum (ETH)	1,200	4,665
Polygon (MATIC)	182	1,085
Siacoin (SC)	—	803
Dai (DAI)	—	1,353
Other	1,636	1,549

Total digital assets	$40,664	$234,298